OPERATING LEASES (Details Narrative)	12 Months Ended
Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Parking spaces lease period	12 months
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, operating lease, term of contract	3 years
Annual rental payments increase percentage	3.00%